Registration No. 333-112626

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES

ACT OF 1933

☐  Pre-Effective Amendment No.            ☒  Post-Effective Amendment No. 4

REGISTRATION STATEMENT

UNDER THE INVESTMENT

COMPANY ACT OF 1940

Amendment No. 41

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(413) 788-8411

(Depositor’s Telephone Number, including Area Code)

Robert Liguori

Senior Vice President and Co-General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of the Rule 485

If appropriate, check the following box:

☐	this post effective amendment designates a new effective date for a previously filed post effective amendment.

This Post-Effective Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 for the sole purpose of re-submitting Exhibits 10(i)(a) and 10(i)(b) which were filed incorrectly on April 28, 2005 with Post-Effective Amendment No. 3 to Registration Statement No. 333-112626. The contents of Post-Effective Amendment No. 3, other than Exhibits 10(i)(a) and 10(i)(b), are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 4 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 4 to Registration Statement No. 333-112626 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 29th day of April, 2005.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4 MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ ROBERT J. O’CONNELL*
Robert J. O’Connell Chairman, Director, President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

/s/ ROBERT LIGUORI
*Robert Liguori On April 29, 2005 as Attorney-in-Fact pursuant to power of attorney.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to Registration Statement No. 333-112626 has been signed by the following persons in the capacities and on the dates indicated.

3

Signature	Title	Date

/s/ ROBERT J. O’CONNELL* Robert J. O’Connell	Chairman, Director, President and Chief Executive Officer (Principal Executive Officer)	April 29, 2005

/s/ HOWARD GUNTON* Howard Gunton	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 29, 2005

/s/ NORMAN A. SMITH* Norman A. Smith	Vice President and Controller (Principal Accounting Officer)	April 29, 2005

/S/ ROGER G. ACKERMAN* Roger G. Ackerman	Director	April 29, 2005

/s/ JAMES R. BIRLE* James R. Birle	Director	April 29, 2005

/s/ GENE CHAO* Gene Chao	Director	April 29, 2005

/s/ JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	April 29, 2005

/S/ PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	April 29, 2005

/s/ JAMES L. DUNLAP* James L. Dunlap	Director	April 29, 2005

/s/ WILLIAM B. ELLIS* William B. Ellis	Director	April 29, 2005

/s/ ROBERT ESSNER* Robert Essner	Director	April 29, 2005

/s/ ROBERT M. FUREK* Robert M. Furek	Director	April 29, 2005

/s/ CAROL A. LEARY* Carol A. Leary	Director	April 29, 2005

/s/ WILLIAM B. MARX, JR.* William B. Marx, Jr.	Director	April 29, 2005

/s/ JOHN F. MAYPOLE* John F. Maypole	Director	April 29, 2005

/S/ MARC RACICOT* Marc Racicot	Director	April 29, 2005

/s/ ROBERT LIGUORI *Robert Liguori	On April 29, 2005, as Attorney-in-Fact pursuant to powers of attorney

Exhibit 10(i)(a)

Consent of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and

Contract owners of Massachusetts Mutual Variable Annuity Separate Account 4:

We consent to the use in this Post-Effective Amendment No. 3 to Registration Statement No. 333-112626 on Form N-4 of our report dated February 23, 2005 with respect to the statement of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2004 and the related statements of operations and changes in net assets and the financial highlights for the year then ended and of our report dated March 14, 2005 with respect to the statutory statement of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 2004 and the related statutory statements of income, changes in policyholders’ contingency reserves, and cash flows for the year then ended, both appearing in the Statement of Additional Information, which is part of such Registration Statement, and to the reference to our firm under the heading “Experts” in the Statement of Additional Information.

Our report dated February 23, 2005, refers to other auditors whose report on the financial statements of Massachusetts Mutual Variable Annuity Separate Account 4 for the period ended December 31, 2003 and financial highlights for each year in the four-year period then ended, dated February 23, 2005, expressed an unqualified opinion on those statements.

Our report dated March 14, 2005 includes explanatory language that states that the Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, our report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices. In addition, our report refers to other auditors whose report on the statutory financial statements of Massachusetts Mutual Life Insurance Company as of December 31, 2003, and for the years ended December 31, 2003 and 2002, dated March 5, 2004 (except with respect to the matter discussed in Note 17, as to which the date is March 14, 2005), expressed an unqualified opinion on those statements and included explanatory language that described the use of statutory accounting practices, which practices differ from accounting principles generally accepted in the United States of America, and the adoption, effective January 1, 2003, of Statement of Statutory Accounting Principles No. 86, “Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions.”

/s/    KPMG LLP

Hartford, Connecticut

April 28, 2005

Exhibit 10(i)(b)

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM’S CONSENT

To the Board of Directors of

Massachusetts Mutual Life Insurance Company

We consent to the use in this Post-Effective Amendment No. 3 to Registration Statement No. 333-112626 on Form N-4 of our report dated February 23, 2005 with respect to the statement of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 4 as of December 31, 2003, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2003, and of our report dated March 5, 2004 (March 14, 2005 as to the effect of the presentation change regarding the statutory statements of cash flows for the years ended December 31, 2003 and 2002 to the direct method from the indirect method) with respect to the statutory statement of financial position of Massachusetts Mutual Life Insurance Company (which report on Massachusetts Mutual Life Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the adoption, effective January 1, 2003, of Statement of Statutory Accounting Principles No. 86, “Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions,” both of which practices differ from accounting principles generally accepted in the United States of America and the effect of the presentation change regarding the statutory statements of cash flows for the years ended December 31, 2003 and 2002 to the direct method from the indirect method) as of December 31, 2003 and the related statutory statements of income, changes in policyholders’ contingency reserves, and cash flows for the years ended December 31, 2003 and 2002, appearing in the Statement of Additional Information, which is a part of such Registration Statement, and to the reference to us under the heading “Experts” in such Statement of Additional Information.

DELOITTE & TOUCHE LLP

Hartford, Connecticut

April 28, 2005